Filed Pursuant to Rule 497(e)
Registration No. 333-131842

HealthShares™, Inc. (the “Company”)

Supplement dated October 26, 2007 to the Company’s Prospectus and Statement of
Additional Information dated January 23, 2007

Change in Index Administrator

QED International Associates, Inc. has replaced Standard & Poor’s as the index administrator (the “Index Administrator”) for each of the Company’s investment portfolios.

Accordingly, all references to “Standard & Poor’s” as Index Administrator in the Company’s Prospectus and Statement of Additional Information are replaced with “QED International Associates, Inc.”

Transfer of the HealthShares™ Funds to NYSE Arca, Inc. from the New York Stock Exchange

Effective October 26, 2007, the HealthShares™ Autoimmune-Inflammation Exchange-Traded Fund, the HealthShares™ Cancer Exchange-Traded Fund, the HealthShares™ Cardio Devices Exchange-Traded Fund, the HealthShares™ Cardiology Exchange-Traded Fund, the HealthShares™ Dermatology and Wound Care Exchange-Traded Fund, the HealthShares™ Diagnostics Exchange-Traded Fund, the HealthShares™ Emerging Cancer Exchange-Traded Fund, the HealthShares™ Enabling Technologies Exchange-Traded Fund, the HealthShares™ European Drugs Exchange-Traded Fund, the HealthShares™ European Medical Products and Devices Exchange-Traded Fund, the HealthShares™ GI/Gender Health Exchange-Traded Fund, the HealthShares™ Infectious Disease Exchange-Traded Fund, the HealthShares™ Metabolic-Endocrine Disorders Exchange-Traded Fund, the HealthShares™ Neuroscience Exchange-Traded Fund, the HealthShares™ Ophthalmology Exchange-Traded Fund, the HealthShares™ Orthopedic Repair Exchange-Traded Fund, the HealthShares™ Patient Care Services Exchange-Traded Fund, the HealthShares™ Respiratory/Pulmonary Exchange-Traded Fund, and the HealthShares™ Composite Exchange-Traded Fund transferred their primary listing to the NYSE Arca, Inc. and are no longer listed on the New York Stock Exchange.

Accordingly, all references to “New York Stock Exchange” or “NYSE” in the Company’s Prospectus and Statement of Additional Information are replaced with “NYSE Arca, Inc.” or “NYSE Arca”.